Debt - Schedule of Debt Outstanding (Details) - USD ($) $ in Millions		1 Months Ended				12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020	May 31, 2020	May 31, 2017	Dec. 31, 2021		Dec. 31, 2020
Debt Instrument [Line Items]
Gross debt						$ 2,858		$ 4,150
Less: term loan and senior note financing fees and premium, net								(72)
Total debt, net						2,868		4,078
Less: current portion of long term debt, net						(38)		(37)
Total long-term debt, net						2,830		4,041
Term Loan
Debt Instrument [Line Items]
Gross debt						$ 72		$ 634
Maturity Date						May 01, 2024		May 01, 2024
Term Loan, Amended
Debt Instrument [Line Items]
Gross debt						$ 1,958		$ 1,976
Total debt, net			$ 1,986
Maturity Date			Oct. 31, 2026			Oct. 31, 2026		Oct. 31, 2026
Term Loan, Third Incremental
Debt Instrument [Line Items]
Gross debt	[1]					$ 517
Total debt, net		$ 525
Maturity Date		Aug. 31, 2028				Aug. 31, 2028	[1]
Secured Senior Notes
Debt Instrument [Line Items]
Gross debt						$ 314		$ 300
Maturity Date				Jun. 01, 2025		Jun. 01, 2025		Jun. 01, 2025
Unsecured Senior Notes
Debt Instrument [Line Items]
Gross debt								$ 1,230
Maturity Date					Jun. 01, 2025			Jun. 01, 2025
$24m Revolving Credit Facility
Debt Instrument [Line Items]
Maturity Date								May 01, 2022
$226m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Maturity Date			Oct. 31, 2024					Oct. 31, 2024
$294m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Maturity Date		Aug. 31, 2026				Aug. 31, 2026
Other
Debt Instrument [Line Items]
Gross debt						$ 7
Line of credit						$ 7		$ 10
Maturity Date						Jun. 30, 2022		Dec. 31, 2021

[1]	The net balance for the Third Incremental Term Loan includes unamortized debt issuance costs of $6 million.